Stock options	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Stock Options
Stock options

23. Stock options

On October 6, 2021, the Company adopted an amended and restated equity incentive plan (“Omnibus Plan”), which amends and restates the equity incentive plan which was previously established as of July 15, 2020. Under the amendments, there were no changes in the terms of previously issued awards. Under the Omnibus Plan, the total number of common shares reserved and available for grant and issuance pursuant to stock options shall not exceed 10% of the then issued and outstanding shares.

Options may be exercisable over periods of up to 10 years as determined by the Board of Directors of the Company and the exercise price shall not be less than the closing price of the shares on the day preceding the award date, subject to regulatory approval. Unvested share-based payments expense is reversed in the period of forfeiture.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

The following table reflects the continuity of stock options for the years ended August 31, 2022, and 2021:

		Weighted-average
	Number of stock options	Exercise price	Grant-date fair value	Remaining contractual term
	#	$	$	(yrs.)
Balance, August 31, 2020	253,121	12.73	4.39	4.31
Granted	487,466	11.77	8.16
Issued on exercise of options	(20,833)	7.91	4.38
Forfeitures	(26,816)	27.20	6.51
Balance, August 31, 2021	692,938	11.64	7.06	4.46

Balance, August 31, 2021	692,938	11.64	7.06	4.46
Granted	953,957	1.41	0.75
Forfeitures	(503,713)	9.76	5.61
Balance, August 31, 2022	1,143,182	3.93	2.43	5.64

Exercisable as of August 31, 2022	555,934	3.89	2.29	5.65

During the year ended August 31, 2022, the Company granted options to purchase 953,957 common shares of the Company. Each option allows the holder to purchase one common share of the Company. The options had exercise prices of CAD$1.15 to CAD $3.90. The fair value of the options granted was estimated at the grant dates based on the Black-Sholes pricing model. Key assumptions include 0% expected dividend yield, Risk-free interest rate of 1.24% to 2.75%, expected life of 5 years and expected volatility of 90%.

During the year ended August 31, 2021, the Company granted options to purchase 487,466 common shares of the Company. Each option allows the holder to purchase one common share of the Company. The options had exercise prices of CAD$7.78 to CAD $15.08. The fair value of the options granted was estimated at the grant dates based on the Black-Sholes pricing model. Key assumptions include 0% expected dividend yield, Risk-free interest rate of .83% to 1.48%, expected life of 5 or 10 years and expected volatility of 90%.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

The following tables reflect the stock options issued and outstanding as of August 31, 2022:

	Outstanding		Weighted average exercise price	Weighted average remaining contractual term
Expiry date	options	CAD	USD	(Years)
April 1, 2023	47,499	11.25	7.91	0.58
August 25, 2025	340	106.50	76.43	2.99
February 10, 2026	1,338	106.50	76.43	3.45
May 23, 2026	9	106.50	76.43	3.73
June 24, 2026	146,433	15.04	12.21	3.82
July 2, 2026	45,010	15.08	12.21	3.84
August 20, 2026	10,000	7.78	6.05	3.97
March 3, 2027	1,003	106.50	76.43	4.51
November 3, 2027	133	106.50	76.43	5.18
November 7, 2029	30,755	7.50	5.38	7.19
June 14, 2031	10,683	14.20	11.69	8.79
November 23, 2031	10,000	12.45	9.82	9.24
January 31, 2027	15,000	3.90	3.07	4.42
April 12, 2027	100,000	2.87	2.27	4.62
August 10, 2027	100,000	1.47	1.15	4.95
May 26, 2029	624,979	1.49	1.16	6.74

	1,143,182	5.01	3.93	5.64

Of the 1,143,182 options outstanding as of August 31, 2022 (2021 – 692,938), 555,934 are exercisable as of August 31, 2022 (2021 – 209,950). During the year ended August 31, 2022, share-based payments expense for the Company’s stock options was $3,034,073 (August 31, 2021 – $665,339).

23. Stock options

On October 6, 2021, the Company adopted an amended and restated equity incentive plan (“Omnibus Plan”), which amends and restates the equity incentive plan which was previously established as of July 15, 2020. Under the amendments, there were no changes in the terms of previously issued awards. Under the Omnibus Plan, the total number of common shares reserved and available for grant and issuance pursuant to stock options shall not exceed 10% of the then issued and outstanding shares.

Options may be exercisable over periods of up to 10 years as determined by the Board of Directors of the Company and the exercise price shall not be less than the closing price of the shares on the day preceding the award date, subject to regulatory approval. The following table reflects the continuity of stock options for the years ended August 31, 2021, and 2020:

		Weighted-average
	Number of stock options	Exercise price	Grant-date fair value	Remaining contractual term
	#	$	$	(yrs.)

Balance, Aug. 31, 2019	6,971	166.20	49.86	5.84
Issued on acquisition of UMG	16,606	63.30	2.32
Issued on acquisition of Frankly	64,659	9.22	5.07
Granted	169,995	7.91	4.38
Expired/Cancelled	(5,110)	185.97	55.79
Balance, Aug 31, 2020	253,121	12.73	4.39	4.31

Balance, August 31, 2020	253,121	12.73	4.39	4.31
Granted	487,466	11.77	8.16
Issued on exercise of options	(20,833)	7.91	4.38
Expired/Cancelled	(26,816)	27.20	6.51
Balance, Aug 31, 2021	692,938	11.64	7.06	4.46

Exerciseable as at Aug 31, 2021	209,950	13.01	4.30	2.35

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The following tables reflect the stock options issued and outstanding as of August 31, 2021:

Expiry date	Outstanding options	CAD	Weighted average exercise price USD	Weighted average remaining contractual term (Years)
December 10, 2021	1,564	93.30	71.84	0.28
June 30, 2022	4,428	153.45	118.15	0.83
April 1, 2023	84,165	11.25	7.91	1.58
October 31, 2023	64,997	11.25	7.91	2.17
January 29, 2025	46	106.50	76.43	3.42
August 25, 2025	340	106.50	76.43	3.99
September 23, 2025	11	106.50	76.43	4.07
February 10, 2026	1,443	106.50	76.43	4.45
May 19, 2026	4	106.50	76.43	4.72
May 23, 2026	9	106.50	76.43	4.73
June 24, 2026	375,188	15.04	12.21	4.82
July 1, 2026	10,000	14.87	12.00	4.84
July 2, 2026	57,762	15.08	12.21	4.84
August 20, 2026	32,500	7.78	6.05	4.97
March 3, 2027	1,256	106.50	76.43	5.51
July 31, 2027	159	106.50	76.43	5.92
November 3, 2027	133	106.50	76.43	6.18
November 7, 2029	46,251	7.50	5.38	8.19
April 20, 2030	666	7.05	5.06	8.64
December 2, 2030	1,333	9.50	7.38	9.26
June 14, 2031	10,683	14.20	11.69	9.79
	692,938	14.86	11.64	4.46

Of the 692,938 options outstanding as of August 31, 2021 (2020 – 253,121), 209,950 are exercisable as of August 31, 2021 (2020 – 191,730).